Accounting Policies	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Accounting Policies

B. Accounting Policies

Principles of Consolidation

The consolidated financial statements include our accounts and results of operations and those of our wholly-owned subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation. Investments in joint ventures are accounted for using the equity method when we do not control the investee, but have the ability to exercise significant influence over the investee’s operations and financial policies.

Revenue Recognition

Our license and collaboration agreements may contain multiple elements, including license and technology access fees, research and development funding, manufacturing revenue, cost-sharing, milestones and royalties. The deliverables under such an arrangement are evaluated under Accounting Standards Codification (“ASC”) 605-25, Multiple-Element Arrangements. Effective January 1, 2011, we adopted ASU 2009-13, Multiple-Deliverable Revenue Arrangements (“ASU 2009-13”), which amended the guidance in ASC 605-25 on the accounting for arrangements involving the delivery of more than one element. Pursuant to the new standard, each required deliverable is evaluated to determine whether it qualifies as a separate unit of accounting based on whether the deliverable has “stand–alone value” to the customer. The arrangement’s consideration that is fixed or determinable is then allocated to each separate unit of accounting based on the relative selling price of each deliverable. In general, the consideration allocated to each unit of accounting is recognized as the related goods or services are delivered, limited to the consideration that is not contingent upon future deliverables.

We adopted this new accounting standard on a prospective basis for agreements containing multiple elements entered into on or after January 1, 2011, and for any agreements entered into prior to January 1, 2011, but materially modified on or after that date.

The primary impact of adopting the new standard is expected to be the earlier recognition of revenue for multiple element arrangements. The adoption of ASU 2009-13 did not have a material impact on our consolidated results of operations for the year ended December 31, 2011, or on our financial position as of December 31, 2011. The impact of adopting this new accounting standard is dependent on the terms and conditions of any future arrangements that we may enter into that include multiple elements and arrangements entered into prior to January 1, 2011 that are materially modified. Depending on the terms of any such arrangements, the adoption of this accounting standard may have a material impact on our consolidated results of operations or financial position as it may have the potential effect of less revenue deferral for new collaborations than we have historically experienced. We recognized revenue of $7.9 million for the year ended December 31, 2011 and deferred revenue of $3.0 million as of December 31, 2011 pertaining to collaborations which were entered into prior to our adoption of ASU 2009-13 and which were not modified on or after January 1, 2011. The performance period for our multiple elements arrangements will conclude by mid-2012.

For agreements entered into prior to January 1, 2011 and not materially modified thereafter, we continue to apply our prior accounting policy with respect to such arrangements. Under this policy, the deliverables under the arrangement are evaluated to assess whether they have standalone value and objective and reliable evidence of fair value, and if so, are accounted for as a single unit. We then recognize revenue for each unit based on the culmination of the earnings process under ASC 605-S25, issued as Staff Accounting Bulletin (“SAB”) Topic 13, and our estimated performance period for the single units of accounting based on the specific terms of each collaborative agreement. We subsequently adjust the estimated performance periods, if appropriate, on a prospective basis based upon available facts and circumstances. Future changes in estimates of the performance period may materially impact the timing of future revenue recognized. Amounts received prior to satisfying the revenue recognition criteria for contract revenues are recorded as deferred revenue in the accompanying balance sheets. Reimbursement amounts (other than those accounted for using collaboration accounting) paid to us are recorded on a gross basis in the statements of operations as contract revenues.

Effective January 1, 2011, we adopted ASU 2010 – 17, Revenue Recognition — Milestone Method. The adoption of the new standard did not have a material impact on our consolidated results of operations for the year ended December 31, 2011 or on our financial position as of December 31, 2011 as we had been recognizing revenue from at-risk, performance milestones that are substantive in the period that the milestone is achieved, as defined in the respective contracts.

Also included in contract revenue are license fees received from Bristol-Myers Squibb, which are specifically set forth in the license and collaboration agreement as amounts due to us based on our completion of certain tasks (e.g., delivery and acceptance of a cell line) and development milestones (e.g., clinical trial phases), and as such, are not based on estimates that are susceptible to change. Such amounts are invoiced and recorded as revenue as tasks are completed and as milestones are achieved.

Similarly, grant revenue consists of funding under cost reimbursement programs primarily from federal and state sources for qualified research and development activities performed by us, and as such, are not based on estimates that are susceptible to change. Such amounts are invoiced (unless prepaid) and recorded as revenue as tasks are completed. Included in 2010 grant revenues is a grant of $733,000 received from the Internal Revenue Service under section 48D of the Internal Revenue Code for qualifying therapeutic discovery investments that have been incurred.

Cash and Cash Equivalents

We consider all highly liquid investments with a maturity of three months or less when purchased to be cash equivalents. Cash equivalents are primarily invested in money market funds and commercial paper. The carrying amount of our cash equivalents approximates fair value due to the short maturity of the investments.

Research and Development

Research and development expenditures, which consist primarily of costs associated with external clinical and preclinical study fees, manufacturing costs, salaries and related personnel costs, legal expenses resulting from intellectual property application processes, and laboratory supply and reagent costs, including direct and allocated overhead expenses, are charged to expense as incurred.

Collaborative Arrangements

Collaborative arrangements that involve cost or future profit sharing are reviewed to determine the nature of the arrangement and the nature of the collaborative parties’ businesses. The arrangements are also reviewed to determine if one party has sole or primary responsibility for an activity, or whether the parties have shared responsibility for the activity. If responsibility for an activity is shared and there is no principal party, then the related costs of that activity are recognized by us on a net basis in the statement of operations (e.g., total cost less reimbursement from collaborator). If we are deemed to be the principal party for an activity, then the costs and revenues associated with that activity are recognized on a gross basis in the statement of operations. The accounting may be susceptible to change if the nature of a collaborator’s business changes. Our only collaboration accounted for on a net basis was our cost-sharing collaboration with Angiotech Pharmaceuticals, Inc. (“Angiotech”), which was terminated in 2011.

Clinical Trial Costs

Clinical trial costs are accrued based on work performed by outside contractors, who manage and perform the trials. We obtain initial estimates of total costs based on enrollment of subjects, project management estimates and other activities. Actual costs are typically charged to us and recognized as the tasks are completed by the contractor, and if we are invoiced based on progress payments as opposed to actual costs, we develop estimates of work completed to date. Accrued clinical trial costs may be subject to revisions as clinical trials progress, and any revisions are recorded in the period in which the facts that give rise to the revisions become known.

Royalties

We may be required to make future royalty payments to certain parties based on product sales under license agreements. We did not pay any royalties during the three-year period ended December 31, 2011.

Investments in Available-for-Sale Securities

We determine the appropriate classification of investment securities at the time of purchase and re-evaluate such designation as of each balance sheet date. Our investments typically consist of United States government obligations and corporate debt securities, which are classified as available-for-sale and are valued based on quoted prices in active markets for identical assets (Level 1). Available-for-sale securities are carried at fair value, with the unrealized gains and losses, net of applicable tax, reported as a component of accumulated other comprehensive income. The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization or accretion is included in interest income. Realized gains and losses on available-for-sale securities are included in interest income. The cost of securities sold is based on the specific identification method. Interest earned on securities classified as available-for-sale is included in interest income. None of our financial assets are in markets that are not active.

Long-Lived Assets

Equipment is stated at acquired cost less accumulated depreciation. Laboratory and office equipment are depreciated on the straight-line basis over the estimated useful lives (three to ten years). Leasehold improvements are amortized over the shorter of the lease term or estimated useful life.

Long-lived assets are evaluated for impairment when events or changes in circumstances indicate that the carrying amount of the asset or related group of assets may not be recoverable. If the expected future undiscounted cash flows are less than the carrying amount of the asset, an impairment loss is recognized at that time. Measurement of impairment may be based upon appraisal, market value of similar assets or discounted cash flows.

Patent Costs and Rights

Costs of prosecuting and maintaining patents and patent rights are expensed as incurred. As of December 31, 2011, we have filed for broad intellectual property protection on our proprietary technologies. We currently have numerous United States patent applications and corresponding international patent applications related to our technologies, as well as many issued United States and international patents.

Comprehensive Income (Loss)

Unrealized gains and losses on our available-for-sale securities are the only components of accumulated other comprehensive income. Total comprehensive income or loss is disclosed in the consolidated statement of stockholders’ equity.

Concentration of Credit Risk

Accounts receivable are subject to concentration of credit risk due to the absence of a large number of customers. At December 31, 2011, one customer accounted for 68% of accounts receivable. We do not require collateral from our customers.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Stock-Based Compensation

We recognize stock-based compensation expense on the straight-line method and use a Black-Scholes option-pricing model to estimate the fair value of option awards. The expected term of options granted represent the period of time that option grants are expected to be outstanding. We use the “simplified” method to calculate the expected life of option grants given our limited history of exercise activity and beginning in 2010, determine volatility by using our historical stock volatility. Prior to 2010, we determined volatility by using the historical stock volatility of other companies with similar characteristics since we did not have meaningful historical volatility of our own stock at that time. The fair value of our restricted stock units are equal to the closing price of our common stock on the date of grant and is expensed over the vesting period on a straight-line basis. Estimates of fair value are not intended to predict actual future events or the value ultimately realized by persons who receive equity awards.

Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. If actual forfeitures vary from the estimate, we recognize the difference in compensation expense in the period the actual forfeitures occur or when options vest.

All of the aforementioned estimates and assumptions are evaluated on a quarterly basis and may change as facts and circumstances warrant. Changes in these assumptions can materially affect the estimate of the fair value of our share-based payments and the related amount recognized in our financial statements.

The following weighted-average input assumptions were used in determining the fair value of the Company’s stock-based compensation awards:

	September 30,	September 30,	September 30,
	December 31,
	2011	2010	2009

Volatility	125.7%	119.5%	89.5%
Risk-free interest rate	1.5%	1.0%	2.4%
Expected life of option	5.96 years	4.09 years	5.01 years
Expected dividend yield	0.0%	0.0%	0.0%

Income Taxes

Deferred tax liabilities and assets are determined based on the differences between the financial reporting and tax basis of assets and liabilities and are measured using the tax rate and laws currently in effect. We evaluate our deferred income taxes to determine if a valuation allowance should be established against the deferred tax assets or if the valuation allowance should be reduced based on consideration of all available evidence, both positive and negative, using a “more likely than not” standard.

We had no liability for uncertain income tax positions as of December 31, 2011 and 2010. Our policy is to recognize potential accrued interest and penalties related to the liability for uncertain tax benefits, if applicable, in income tax expense. Net operating loss and credit carryforwards since inception remain open to examination by taxing authorities, and will for a period post utilization.

Net Loss per Share

Basic and diluted net loss per share has been computed using the weighted-average number of shares of common stock outstanding during the period. We have outstanding options and warrants that are not used in the calculation of diluted net loss per share because to do so would be anti-dilutive. The following instruments were excluded from the calculation of diluted net loss per share because their effects would be anti-dilutive:

•	Outstanding stock options and restricted stock units to purchase 4,538,901, 4,308,013 and 4,001,149 shares of common stock for the years ended December 31, 2011, 2010 and 2009, respectively; and

•	Warrants to purchase 6,435,496, 5,125,496, and 5,125,496 shares of common stock for the years ended December 31, 2011, 2010 and 2009, respectively.

Reclassifications

Certain prior year amounts have been reclassified to conform with current year presentations.

Recently Issued Accounting Standards Not Yet Adopted at December 31, 2011

In May 2011, the Financial Accounting Standards Board (“FASB) issued changes to fair value measurement. This change clarifies the concepts related to highest and best use and valuation premise, blockage factors and other premiums and discounts, the fair value measurement of financial instruments held in a portfolio and of those instruments classified as a component of shareholders’ equity. The guidance includes enhanced disclosure requirements about recurring Level 3 fair value measurements, the use of nonfinancial assets, and the level in the fair value hierarchy of assets and liabilities not recorded at fair value. The provisions are effective prospectively for interim and annual periods beginning on or after December 15, 2011. Early application is prohibited. This requires changes in presentation only and we do not expect it will have a material impact on its consolidated financial statements.

In June 2011, the FASB issued changes to the presentation of comprehensive income. These changes give an entity the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements; the option to present components of other comprehensive income as part of the statement of changes in shareholders’ equity was eliminated. The items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income were not changed. Additionally, no changes were made to the calculation and presentation of earnings per share. These changes become effective for the Company on January 1, 2012. Management is currently evaluating these changes to determine which option will be chosen for the presentation of comprehensive income. Other than the change in presentation, management has determined these changes will not have an impact on the consolidated financial statements.